Long-Term Investment (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 15, 2021
Long-Term Investment (Details) [Line Items]
Ownership percentage	20.00%	20.00%	20.00%
Long term investment amount (in Dollars) | $	$ 0
Receivable amount	$ 861,500	¥ 6,000,000
Fuzhou Fumao [Member]
Long-Term Investment (Details) [Line Items]
Ownership percentage			67.00%
Fuzhou Fumao [Member]
Long-Term Investment (Details) [Line Items]
Ownership percentage	20.00%	20.00%
Investment amount (in Yuan Renminbi) | ¥		¥ 6,000,000